united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/18

Item 1. Reports to Stockholders.

Wealthfront Risk Parity Fund

Class W Shares (WFRPX)

Semi-Annual Report

April 30, 2018

1-877-910-4232

www.wealthfront.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Wealthfront Risk Parity Fund
PORTFOLIO OF INVESTMENTS(Unaudited)
April 30, 2018

Shares				Value
	SHORT -TERM INVESTMENTS - 102.2%
	MONEY MARKET FUND - 7.8%
49,164,986	First American Treasury Obligations Fund - Institutional Shares, 1.58% +			$49,164,986

Principal Amount		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT - 94.4%
$1,000	U.S.Treasury Bill	0.97	5/3/2018	1,000
12,846,000	U.S.Treasury Bill	1.55	5/31/2018	12,829,075
560,000	U.S.Treasury Bill	1.65	5/17/2018	559,569
28,500,000	U.S.Treasury Bill	1.66	6/21/2018	28,432,832
2,751,000	U.S.Treasury Bill	1.68	6/7/2018	2,746,186
10,500,000	U.S.Treasury Bill	1.68	6/14/2018	10,478,287
110,000,000	U.S.Treasury Bill	1.69	6/28/2018	109,700,715
102,000,000	U.S.Treasury Bill	1.74	7/12/2018	101,646,315
156,000,000	U.S. Treasury Bill	1.75	7/5/2018	155,508,911
88,000,000	U.S.Treasury Bill	1.77	7/19/2018	87,659,335
84,000,000	U.S.Treasury Bill	1.79	7/26/2018	83,643,565
	TOTAL SHORT-TERM INVESTMENTS (Cost -$642,399,874)			593,205,790

	TOTAL INVESTMENTS - 102.2% (Cost - $642,399,874)			$642,370,776
	OTHER ASSETS LESS LIABILITIES - (2.2)%			(13,906,638)
	NET ASSETS - 100.0%			$628,464,138

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2018.

TOTAL RETURN SWAPS
			Interest Payable
Notional Amount at	Number of						Unrealized Appreciation
April 30, 2018	Shares	Reference Entity	Index	Spread	Termination Date	Counterparty	(Depreciation)
$878,818,470	8,240,012	iShares Core U.S. Aggregate Bond ETF	1 Month USD LIBOR	58 -63 bps	2/28/2019-6/3/2019	JPM	$(5,423,562)
270,793,765	2,420,439	iShares JP Morgan USD Emerging Markets Bond ETF	1 Month USD LIBOR	30 -35 bps	2/28/2019-6/3/2019	JPM	(4,219,209)
97,768,316	1,395,276	iShares MSCI EAFE ETF	1 Month USD LIBOR	30 -40 bps	2/28/2019-6/3/2019	JPM	928,949
65,636,831	247,627	SPDR S&P 500 ETF Trust	1 Month USD LIBOR	26 -60 bps	2/28/2019-6/3/2019	JPM	(140,073)
69,566,738	1,492,818	Vanguard FTSE Emerging Markets ETF	1 Month USD LIBOR	30 -40 bps	2/28/2019-6/3/2019	JPM	(1,377,939)
79,886,642	1,065,683	Vanguard Real Estate ETF	1 Month USD LIBOR	25 -40 bps	2/28/2019-6/3/2019	JPM	1,197,377
							$(9,034,457)

ETF - Exchange-Traded Fund

JPM - JP Morgan

LIBOR - London Interbank Offered Rate

Holdings by type of investment	% of Net Assets
Short Term Investments:
U.S. Government	94.4%
Money Market Fund	7.8%
Other Assets Less Liabilities	(2.2)%
100.0%

The accompanying notes are an integral part of these financial statements.

Wealthfront Risk Parity Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2018

ASSETS
Investment securities:
At cost	$642,399,874
At fair value	$642,370,776
Receivable for Fund shares sold	16,598,146
Interest and dividends receivable	1,065,293
TOTAL ASSETS	660,034,215

LIABILITIES
Unrealized depreciation on swap contract	9,034,457
Due to broker - swap contract	1,958,225
Payable for securities purchased	19,916,389
Payable for fund shares redeemed	527,823
Advisory fees payable	128,887
Accrued expenses and other liabilities	4,296
TOTAL LIABILITIES	31,570,077
NET ASSETS	$628,464,138

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$638,364,762
Accumulated net investment income	92,351
Accumulated net realized loss on investments	(929,420)
Net unrealized depreciation on investments	(9,063,555)
NET ASSETS	$628,464,138

Net Asset Value Per Share:
Class W Shares:
Net Assets	$628,464,138
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	68,713,745
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.15

The accompanying notes are an integral part of these financial statements.

Wealthfront Risk Parity Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended April 30, 2018 *

INVESTMENT INCOME
Interest	$627,931

EXPENSES
Investment advisory fees	148,454
Legal fees	1,350
Trustees fees and expenses	2,946
TOTAL EXPENSES	152,750

NET INVESTMENT INCOME	475,181

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND SWAP CONTRACTS
Net realized loss on:
Investments	(627)
Swap contracts	(928,793)
(929,420)
Net change in unrealized depreciation on:
Investments	(29,098)
Swap contracts	(9,034,457)
(9,063,555)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND SWAP CONTRACTS	(9,992,975)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,517,794)

*	Wealthfront Risk Parity Fund commenced operations on January 22, 2018.

The accompanying notes are an integral part of these financial statements.

Wealthfront Risk Parity Fund
STATEMENT OF CHANGES IN NET ASSETS

Period^ Ended
April 30, 2018
(Unaudited)
FROM OPERATIONS
Net investment income	$475,181
Net realized loss from investments and swap contracts	(929,420)
Net change in unrealized depreciation on investments and swap contracts	(9,063,555)
Net decrease in net assets resulting from operations	(9,517,794)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(382,830)

FROM SHARES OF BENEFICIAL INTEREST
Class W
Proceeds from shares sold:	652,555,359
Payments for shares redeemed:	(14,190,597)
Net increase in net assets from shares of beneficial interest	638,364,762

TOTAL INCREASE IN NET ASSETS	628,464,138

NET ASSETS
Beginning of Period	—
End of Period*	$628,464,138
* Includes undistributed net investment income of:	$92,351

SHARE ACTIVITY
Class W:
Shares Sold	70,241,248
Shares Redeemed	(1,527,503)
Net increase in shares of beneficial interest outstanding	68,713,745

^	Wealthfront Risk Parity Fund commenced operations on January 22, 2018.

The accompanying notes are an integral part of these financial statements.

Wealthfront Risk Parity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

Class W (1)
Period Ended
April 30, 2018
(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.03
Net realized and unrealized loss on investments (3)	(0.87)
Total from investment operations	(0.84)
Less distributions from:
Net investment income	(0.01)
Net asset value, end of period	$9.15
Total return (4)	(8.44)%
Net assets, at end of period (000’s)	$628,464
Ratio of expenses to average net assets (5)(6)(7)	0.40%
Ratio of net investment income to average net assets (5)(6)	1.25%
Portfolio Turnover Rate (8)	0%

(1)	The Wealthfront Risk Parity Fund commenced operations on January 22, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Annualized.

(7)	Effective April 18, 2018, the investment adviser reduced the management fee paid by the Fund (see Note 4) to 0.25%. Prior to April 18, 2018, the management fee was 0.50%.

(8)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Wealthfront Risk Parity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2018

1.	ORGANIZATION

Wealthfront Risk Parity Fund (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund offers Class W shares. The Fund commenced investment operations for Class W shares on January 22, 2018. The Fund’s investment objective is to seek long-term total return, which consists of both capital appreciation and income.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interest in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread

Wealthfront Risk Parity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Wealthfront Risk Parity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Wealthfront Risk Parity Fund

Assets *	Level 1	Level 2	Level 3	Total
Money Market Fund	$49,164,986	$—	$—	$49,164,986
U.S. Government	—	593,205,790	—	593,205,790
Total Assets	$49,164,986	$593,205,790	$—	$642,370,776

Liabilities *
Swap Contracts	—	9,034,457	—	9,034,457
Total Liabilities	$—	$9,034,457	$—	$9,034,457

*	Refer to the Portfolio of Investments for classification.

The Fund did not hold any Level 3 securities during period ended April 30, 2018.

There were no transfers into or out of any Level during the current period. It is the Fund’s policy to recognize transfers into or out of any level at the end of the reporting period.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributions from net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits is expected to be taken in the Fund’s October 31, 2018 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments.

Commodities Risk – Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The

Wealthfront Risk Parity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Counterparty Credit Risk – The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. The Adviser considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. The Adviser regularly monitors the creditworthiness of each counterparty with which the Fund enters into a transaction. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk.

Credit Risk – The risk that issuers or guarantors of a fixed income security cannot or will not make payments on the securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes, which may lower their value and may affect their liquidity.

Emerging Market Risk – Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative and share the risks of foreign developed markets but to a greater extent. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

Foreign (Non-U.S.) Investment Risk – Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Interest Rate Risk – Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Investment Companies and Exchange Traded Funds (“ETFs”) Risk – The Fund may invest in other investment companies, including ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Market Risk – Overall securities market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government

Wealthfront Risk Parity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

Swap Agreements – The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.

Swap Agreements Risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund.

For the period ended April 30, 2018, the net change in unrealized depreciation on swap contracts was $9,034,457. For the period ended April 30, 2018, the Fund had a realized loss of $928,793 on swap contracts.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement along with collateral pledged for these contracts as of April 30, 2018.

Amounts not offset in the Statement of Assets and Liabilities

				Gross Amounts Not Offset in the
				Statement of Assets & Liabilities

		Gross Amounts
		Offset in the
	Gross Amounts of	Statement of	Net Amount of Assets
	Recognized	Assets and	Present in the Statement	Financial		Cash Collateral
Description	Assets	Liabilities	of Assets and Liabilities	Instruments		Pledged	Total
Swap Contracts	$2,126,326	$11,160,783	$(9,034,457)	$9,034,457	(1)	$—	$—
Total	$2,126,326	$11,160,783	$(9,034,457)	$9,034,457		$—	$—

(1)	The table above does not include additional cash collateral pledged to the counterparty. Additional cash and financial instruments pledged as collateral as of April 30, 2018 was $20,167,978.

The notional value of the derivative instruments outstanding as of April 30, 2018 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Wealthfront Risk Parity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended April 30, 2018, the aggregate purchases and sales of investments (excluding short-term investments) were $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Wealthfront Strategies LLC (formerly known as “WFAS LLC”) serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. Effective April 18, 2018, as compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a unitary fee computed and accrued daily paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 0.25%. Prior to April 18, 2018, the Adviser received a unitary fee of 0.50% of the Fund’s average daily net assets. Pursuant to the advisory agreement, the Fund accrued $148,454 in advisory fees for the period ended April 30, 2018.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of Gemini Fund Services, LLC.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Adviser, on behalf of the Fund, pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser on behalf of the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser on behalf of the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized depreciation at April 30, 2018, were as follows:

Cost for Federal Tax purposes	$642,399,874

Unrealized Appreciation	$—
Unrealized Depreciation	(29,098)
Tax Net Unrealized Depreciation	$(29,098)

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of April 30, 2018, Wealthfront Brokerage Corporation, holding shares for the benefit of others in nominee name, held approximately 100% of the voting securities of the Fund.

Wealthfront Risk Parity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Wealthfront Risk Parity Fund
EXPENSE EXAMPLES (Unaudited)
April 30, 2018

As a shareholder of the Wealthfront Risk Parity Fund, you incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees; and certain Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period* and held for the entire period from the November 1, 2017* through April 30, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical (5% return before
			Actual		expenses)
Beginning
	Fund’s	Account	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Value	Account Value	During Period *	Account Value	During *
	Expense Ratio	1/22/2018	4/30/2018	1/22/18-4/30/18	4/30/2018	11/1/17-4/30/18

Wealthfront Risk Parity Fund	0.40%	$1,000.00	$915.60	$1.04	$1,022.80	$2.02

*	The Wealthfront Risk Parity Fund commenced operations on January 22, 2018. “Actual” expense information is for the period from January 22, 2018 (date of initial investment) to April 30, 2018. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 98/365 (to reflect the period from initial investment to April 30, 2018). “Hypothetical” expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

Wealthfront Risk Parity Fund
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2018

Approval of Advisory Agreement – Wealthfront Risk Parity Fund

At a meeting held on December 20, 2017 (the “Meeting”), the Board of the Trust, including all of those trustees who are not “interested persons” of the Trust (as such term is defined in the 1940 Act), which independent Trustees constitute all of the Trustees, considered the approval of an investment advisory agreement (the “Advisory Agreement”) between WFAS LLC (“WFAS”) and the Trust, on behalf of the Wealthfront Risk Parity Fund (the “Fund”), a series of the Trust.

In connection with the Board’s consideration of the Advisory Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Fund by the Adviser; (ii) a description of WFAS’s investment management personnel; (iii) an overview of WFAS’s operations and financial condition; (iv) a description of WFAS’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the level of profitability from WFAS’s fund-related operations; (vii) WFAS’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other funds with similar investment strategies, if any.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from WFAS. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board acknowledged that the evaluation process with respect to WFAS is an ongoing one.

Matters considered by the Board in connection with its approval of the Agreements included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by WFAS related to the proposed Advisory Agreement with the Trust on behalf of the Fund, including the proposed Advisory Agreement; an overview of the Fund’s investment strategies, including a description of the manner in which investment decisions are to be made and executed; information relating to WFAS and its parent company’s financial condition; an overview of the personnel that would perform services for the Fund and their background and experience; and a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).

In reaching its conclusions, the Board considered the experience of WFAS’s key personnel and WFAS’s description of its portfolio management methods and compliance program and found that WFAS’s principals and portfolio managers appear to have the requisite knowledge, experience and sophistication to effectively manage a portfolio of the type proposed for the Fund. The Board considered that while this is WFAS’s and its parent company’s first mutual fund product, WFAS and its parent company had devoted adequate resources to risk management and compliance and appeared to be appropriately focused on these areas. The Board concluded that WFAS had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the proposed Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by WFAS to the Fund should be satisfactory and reliable.

Performance. The Board considered that WFAS did not have a prior performance record because WFAS was recently organized. The Board also noted that WFI did not manage any accounts comparable to the Fund. The Board considered WFAS’s presentation, the hypothetical performance based upon the proposed investment strategies of the Fund included in that presentation and the limitations of that hypothetical information, and the experience of its

Wealthfront Risk Parity Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2018

personnel and determined that they provided sufficient basis to permit the Board in its business judgment to conclude that WFAS could reasonably be expected to obtain an acceptable level of investment returns for shareholders.

Fees and Expenses. The Board noted that WFAS proposed to charge a unitary fee to the Fund of 0.50% (exclusive of brokerage fees and commissions, taxes, borrowing costs such as dividend expense on securities sold short and interest, fees and expenses of other investment companies in which the Fund may invest, extraordinary or non-recurring expenses, and the Fund’s allocated pro-rata portion of fees and expenses of the Independent Trustees and their legal counsel). The Board considered a comparison of the Fund’s proposed unitary fee and estimated overall expenses to the Fund’s expected Morningstar category and to a group of peer funds that employ similar investment strategies as the Fund as selected by Morningstar, an independent third-party data provider (the “Peer Group”). Among other data, the Board considered that the Fund’s proposed unitary fee was below the medians of the contractual advisory fees of its Peer Group and anticipated Morningstar Tactical Allocation category and that the Fund’s net operating expenses were below both the Peer Group median and the Morningstar category median. The Board noted that the Fund’s proposed unitary fee was the lowest of all contractual advisory fees in its Morningstar category. The Board also noted that neither WFAS nor its parent company manage any other accounts or funds that are similarly managed to the Fund. The Board concluded that the proposed contractual advisory fee was not unreasonable.

Profitability. The Board considered WFAS’s anticipated profitability with respect to the Fund and whether such profits, if any, would be reasonable in light of the services proposed to be provided to the Fund. The Board considered an estimated profitability analysis prepared by WFAS and concluded that, based on the estimated costs of launching and managing the Fund during its first year of operations, WFAS’s level of total profits, if any, from its relationship with the Fund did not appear to be excessive.

Economies of Scale. The Board considered whether WFAS would realize economies of scale with respect to its management of the Fund. The Board concluded that at current and projected asset levels for the initial term of the Advisory Agreement, economies of scale was not a consideration at this time but that it would consider whether economies of scale exist in the future once the Fund had been in operation.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by WFAS from its association with the Fund and concluded that such benefits, if any, are expected and appeared to be reasonable.

Conclusion. The Board, having requested and received such information from WFAS as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement with respect to the Fund, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an initial two-year term was in the best interests of the Fund and its shareholders. In considering the proposed Advisory Agreement, the Board did not identify any one factor as all important, and each Trustee may have considered different factors as more important.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-910-9232 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-910-4232.

INVESTMENT ADVISER
Wealthfront Strategies LLC (formerly known as “WFAS LLC”)
900 Middlefield Road
Redwood City, CA 94063

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer

Date 7/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer

Date 7/6/18

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 7/6/18